FINANCIAL AND CAPITAL RISK MANAGEMENT - Net debt to equity ratios (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net debt / (cash) (Note 25)	₺ (4,979,668)	₺ (5,600,009)	₺ (226,113)
Total equity	₺ 2,042,688	₺ 4,812,018	₺ (1,594,435)	₺ (654,537)
Net debt to equity ratio	(244.00%)	(116.00%)